UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number:  028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York             May 15, 2012
-----------------------     --------------------------     --------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $1,615,876
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name
     ---     --------------------     -------------------------------
      1.      028-13397                Cobalt Offshore Master Fund LP

      2.      028-10572                Cobalt Partners, L.P.

      3.      028-12326                Cobalt Partners II, L.P.

                                                             FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8

                                                           VALUE    SHS OR     SH/ PUT/    INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN CALL    DISCRETION    MNGRS    SOLE     SHRD NONE
--------------               ----------------  ---------  -------  ----------  --- ----  --------------  -----  ---------- ---- ----
AETNA INC NEW                COM               00817Y108    8,903     177,500   SH       SHARED-DEFINED  1,2,3     177,500
AGRIUM INC                   COM               008916108   82,043     949,900   SH       SHARED-DEFINED  1,2,3     949,900
ANADARKO PETE CORP           COM               032511107   10,599     135,300   SH       SHARED-DEFINED  1,2,3     135,300
ATLAS ENERGY LP              COM UNITS LP      04930A104   45,538   1,379,943   SH       SHARED-DEFINED  1,2,3   1,379,943
BE AEROSPACE INC             COM               073302101   43,465     935,338   SH       SHARED-DEFINED  1,2,3     935,338
CABOT OIL & GAS CORP         COM               127097103    6,790     217,825   SH       SHARED-DEFINED  1,2,3     217,825
CAPITAL ONE FINL CORP        COM               14040H105   58,527   1,050,000   SH       SHARED-DEFINED  1,2,3   1,050,000
CF INDS HLDGS INC            COM               125269100   40,209     220,143   SH       SHARED-DEFINED  1,2,3     220,143
COBALT INTL ENERGY INC       COM               19075F106    3,003     100,000   SH       SHARED-DEFINED  1,2,3     100,000
COLLECTIVE BRANDS INC        COM               19421W100      197      10,000   SH       SHARED-DEFINED  1,2,3      10,000
CROWN HOLDINGS INC           COM               228368106    1,842      50,000   SH       SHARED-DEFINED  1,2,3      50,000
CUMMINS INC                  COM               231021106   16,467     137,179   SH       SHARED-DEFINED  1,2,3     137,179
DANA HLDG CORP               COM               235825205   36,566   2,359,105   SH       SHARED-DEFINED  1,2,3   2,359,105
DEERE & CO                   COM               244199105   46,922     580,000   SH       SHARED-DEFINED  1,2,3     580,000
DELTA AIR LINES INC DEL      COM NEW           247361702   17,351   1,750,000   SH       SHARED-DEFINED  1,2,3   1,750,000
DENBURY RES INC              COM NEW           247916208   62,465   3,426,490   SH       SHARED-DEFINED  1,2,3   3,426,490
DIRECTV                      COM CL A          25490A101   16,741     339,300   SH       SHARED-DEFINED  1,2,3     339,300
DISH NETWORK CORP            CL A              25470M109    3,293     100,000   SH       SHARED-DEFINED  1,2,3     100,000
DOMTAR CORP                  COM NEW           257559203   21,409     224,459   SH       SHARED-DEFINED  1,2,3     224,459
GENWORTH FINL INC            COM CL A          37247D106   10,180   1,223,502   SH       SHARED-DEFINED  1,2,3   1,223,502
HERTZ GLOBAL HOLDINGS INC    COM               42805T105    7,520     500,000   SH       SHARED-DEFINED  1,2,3     500,000
HOLLYFRONTIER CORP           COM               436106108   63,981   1,990,087   SH       SHARED-DEFINED  1,2,3   1,990,087
JOHNSON CTLS INC             COM               478366107   16,559     509,814   SH       SHARED-DEFINED  1,2,3     509,814
JPMORGAN CHASE & CO          COM               46625H100   63,866   1,389,000   SH       SHARED-DEFINED  1,2,3   1,389,000
KKR FINANCIAL HLDGS LLC      COM               48248A306   41,445   4,500,000   SH       SHARED-DEFINED  1,2,3   4,500,000
KKR FINANCIAL HLDGS LLC      NOTE 7.500% 1/1   48248AAD0   48,121  34,285,000  PRN       SHARED-DEFINED  1,2,3  34,285,000
KKR FINANCIAL HLDGS LLC      NOTE 7.000% 7/1   48248AAB4   21,488  21,275,000  PRN       SHARED-DEFINED  1,2,3  21,275,000
LEAR CORP                    COM NEW           521865204   18,123     389,830   SH       SHARED-DEFINED  1,2,3     389,830
LENNAR CORP                  CL A              526057104   10,959     403,196   SH       SHARED-DEFINED  1,2,3     403,196
LIBERTY GLOBAL INC           COM SER A         530555101   10,016     200,000   SH       SHARED-DEFINED  1,2,3     200,000
LYONDELLBASELL INDUSTRIES N  SHS - A -         N53745100   26,553     608,310   SH       SHARED-DEFINED  1,2,3     608,310
MANITOWOC INC                COM               563571108    1,386     100,000   SH       SHARED-DEFINED  1,2,3     100,000
MARATHON PETE CORP           COM               56585A102   38,685     892,181   SH       SHARED-DEFINED  1,2,3     892,181
MERITOR INC                  COM               59001K100    4,613     571,631   SH       SHARED-DEFINED  1,2,3     571,631
METLIFE INC                  COM               59156R108   18,675     500,000   SH       SHARED-DEFINED  1,2,3     500,000
NAVISTAR INTL CORP NEW       COM               63934E108   14,562     360,000   SH       SHARED-DEFINED  1,2,3     360,000
ORACLE CORP                  COM               68389X105    5,832     200,000   SH       SHARED-DEFINED  1,2,3     200,000
OWENS CORNING NEW            COM               690742101   31,012     860,714   SH       SHARED-DEFINED  1,2,3     860,714
PFIZER INC                   COM               717081103   11,323     500,000   SH       SHARED-DEFINED  1,2,3     500,000
PIONEER NAT RES CO           COM               723787107   79,229     709,999   SH       SHARED-DEFINED  1,2,3     709,999
POTASH CORP SASK INC         COM               73755L107   13,707     300,000   SH       SHARED-DEFINED  1,2,3     300,000
PROSHARES TR                 PSHS ULTSH 20YRS  74347R297   17,465     854,019   SH       SHARED-DEFINED  1,2,3     854,019
RANGE RES CORP               COM               75281A109   14,535     250,000   SH       SHARED-DEFINED  1,2,3     250,000
ROCKWOOD HLDGS INC           COM               774415103   28,563     547,713   SH       SHARED-DEFINED  1,2,3     547,713
SANDRIDGE ENERGY INC         COM               80007P307    2,349     300,000   SH       SHARED-DEFINED  1,2,3     300,000
SBA COMMUNICATIONS CORP      COM               78388J106   21,721     427,500   SH       SHARED-DEFINED  1,2,3     427,500
SEAGATE TECHNOLOGY PLC       SHS               G7945M107   82,848   3,073,553   SH       SHARED-DEFINED  1,2,3   3,073,553
SM ENERGY CO                 COM               78454L100   53,785     760,000   SH       SHARED-DEFINED  1,2,3     760,000
SOLUTIA INC                  COM NEW           834376501   16,764     600,000   SH       SHARED-DEFINED  1,2,3     600,000
SPDR GOLD TRUST              GOLD SHS          78463V107   68,520     422,650   SH       SHARED-DEFINED  1,2,3     422,650
TE CONNECTIVITY LTD          REG SHS           H84989104   44,100   1,200,000   SH       SHARED-DEFINED  1,2,3   1,200,000
TENNECO INC                  COM               880349105   60,833   1,637,500   SH       SHARED-DEFINED  1,2,3   1,637,500
TYSON FOODS INC              CL A              902494103   17,498     913,736   SH       SHARED-DEFINED  1,2,3     913,736
UNITED CONTL HLDGS INC       COM               910047109   15,792     734,500   SH       SHARED-DEFINED  1,2,3     734,500
UNITED RENTALS INC           COM               911363109   55,998   1,305,617   SH       SHARED-DEFINED  1,2,3   1,305,617
UNITEDHEALTH GROUP INC       COM               91324P102   28,704     487,000   SH       SHARED-DEFINED  1,2,3     487,000
WILLIAMS COS INC DEL         COM               969457100    6,236     202,400   SH       SHARED-DEFINED  1,2,3     202,400





SK 01181 0008 1289077